Financial Commitments - Summary of Contracts With Customers for Future Committed Revenue Receivable (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of future committed revenue receivable [line items]
Future committed revenue receivable	€ 812,600	€ 784,200	€ 705,700
Within one year [member]
Disclosure of future committed revenue receivable [line items]
Future committed revenue receivable	327,500	296,600	275,400
Between 1 and 5 years [member]
Disclosure of future committed revenue receivable [line items]
Future committed revenue receivable	449,500	434,900	353,600
After 5 years [member]
Disclosure of future committed revenue receivable [line items]
Future committed revenue receivable	€ 35,600	€ 52,700	€ 76,700